Investment and Mortgage-Backed Securities, Held to Maturity (Tables)	9 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of investment and mortgage-backed securities held to maturity
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities held to maturity are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$7,996,378	$123,702	$21,160	$8,098,920
Federal Farm Credit Bank ("FFCB") Securities	6,796,255	2,070	23,727	6,774,598
FNMA and FHLMC Bonds	4,019,931	29,029	4,560	4,044,400
SBA Bonds	5,865,767	315,841	6,139	6,175,469
Mortgage-Backed Securities	51,238,931	3,280,100	95,532	54,423,499
Equity Securities	155,000	—	—	155,000
	$76,072,262	$3,750,742	$151,118	$79,671,886
(3)         Investment and Mortgage-Backed Securities, Held to Maturity, Continued

	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$11,554,627	$221,726	$13,517	$11,762,836
FFCB Securities	1,999,516	6,534	23,410	1,982,640
FNMA and FHLMC Bonds	6,983,004	19,863	49,147	6,953,720
SBA Bonds	3,251,151	305,430	—	3,556,581
Mortgage-Backed Securities	43,732,912	1,822,180	—	45,555,092
Equity Securities	155,000	—	—	155,000
	$67,676,210	$2,375,733	$86,074	$69,965,869

Schedule of held-to-maturity investment and mortgage-backed securities, Contractual Maturities

	Amortized Cost	Fair Value
Less Than One Year	$3,000,000	$3,080,130
One – Five Years	395,997	407,914
Over Five – Ten Years	10,080,844	10,074,313
More Than Ten Years	11,356,490	11,686,030
Mortgage-Backed Securities	51,238,931	54,423,499
	$76,072,262	$79,671,886

Schedule of held-to-maturity securities in an unrealized loss position
The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$1,978,840	$21,160	$—	$—	$1,978,840	$21,160
FFCB Securities	5,772,528	23,727	—	—	5,772,528	23,727
FNMA And FHLMC Bonds	1,021,910	4,560	—	—	1,021,910	4,560
SBA Bonds	3,249,478	6,139	—	—	3,249,478	6,139
Mortgage-Backed Securities	7,659,461	95,532	—	—	7,659,461	95,532
	$19,682,217	$151,118	$—	$—	$19,682,217	$151,118

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$4,532,636	$13,517	$—	$—	$4,532,636	$13,517
FFCB Securities	976,590	23,410	—	—	976,590	23,410
FNMA And FHLMC Bonds	4,939,150	49,147	—	—	4,939,150	49,147
	$10,448,376	$86,074	$—	$—	$10,448,376	$86,074